Property, plant, and equipment	6 Months Ended
Jun. 30, 2026
Property, plant, and equipment
Property, plant, and equipment
13.	Property, plant, and equipment

The movement of property, plant and equipment for the period ended June 30, 2026, with its corresponding depreciation and impairment, is as follows:

		Pipelines,
	Plant and	networks, and	Construction
	equipment	lines	in progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2025	62,156	65,864	17,563	19,923	4,843	3,444	173,793
Additions/capitalizations (1)	796	1,189	1,441	263	11	70	3,770
Abandonment cost update (Note 22)	—	40	—	—	—	—	40
Capitalized financial interests (2)	91	105	61	29	1	7	294
Exchange differences capitalized	1	1	1	—	—	—	3
Disposals	(477)	(333)	(749)	(20)	(3)	(16)	(1,598)
Foreign currency translation	(2,484)	(1,450)	(140)	(578)	(157)	(83)	(4,892)
Reclassifications/transfers	29	244	(150)	91	—	(236)	(22)
Balance as of June 30, 2026 (Unaudited)	60,112	65,660	18,027	19,708	4,695	3,186	171,388

Accumulated depreciation and impairment losses
Balance as of December 31, 2025	(29,141)	(27,330)	(1,422)	(8,518)	(117)	(1,161)	(67,689)
Depreciation expense	(1,484)	(1,308)	—	(392)	—	(62)	(3,246)
Disposals	447	330	746	19	1	11	1,554
Foreign currency translation	1,023	642	—	242	6	56	1,969
Reclassifications/transfers	23	(4)	20	(26)	—	1	14
Balance as of June 30, 2026 (Unaudited)	(29,132)	(27,670)	(656)	(8,675)	(110)	(1,155)	(67,398)
Net Balance as of December 31, 2025	33,015	38,534	16,141	11,405	4,726	2,283	106,104
Net Balance as of June 30, 2026 (Unaudited)	30,980	37,990	17,371	11,033	4,585	2,031	103,990
(1)	Mainly includes: i) Ecopetrol S.A. projects in courses associated with the Caño Sur, Rubiales, Akacias, Castilla, Chichimene and Refinería de Barrancabermeja, ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 04-2019 transmission line La Loma - Sogamoso 500 kV, connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, Copey Second Circuit Project - Cuestecitas 500kV, connection of the Windpeshi wind project to the Cuestecitas 200kV substation, asset optimization plan and San Mateo and Betania substation renovation projects.
(2)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

The movement of property, plant and equipment for the period ended December 31, 2025, with its corresponding depreciation and impairment, is as follows:

		Pipelines,
	Plant and	networks, and	Construction
	equipment	lines	in progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2024	63,183	63,501	18,304	19,528	5,137	3,290	172,943
Additions/capitalizations (1)	3,145	3,347	1,723	1,203	12	343	9,773
Acquisition of wind and solar energy companies (2)	—	—	74	556	—	—	630
Abandonment cost update (Note 23)	370	203	—	—	—	—	573
Capitalized financial interests (3)	189	194	(12)	74	1	23	469
Exchange differences capitalized	1	1	—	1	—	—	3
Disposals	(505)	(183)	(18)	(28)	(34)	(79)	(847)
Foreign currency translation	(5,008)	(3,020)	(227)	(1,221)	(324)	(171)	(9,971)
Reclassifications/transfers	781	1,821	(2,281)	(190)	51	38	220
Balance as of December 31, 2025	62,156	65,864	17,563	19,923	4,843	3,444	173,793

Accumulated depreciation and impairment losses
Balance as of December 31, 2024	(28,174)	(26,049)	(1,659)	(8,139)	(167)	(1,300)	(65,488)
Depreciation expense	(3,288)	(2,701)	—	(903)	—	(130)	(7,022)
Recovery (loss) impairment (Note 18)	3	138	49	59	10	(5)	254
Disposals	475	164	—	24	21	41	725
Foreign currency translation	1,967	1,260	—	463	13	108	3,811
Reclassifications/transfers	(124)	(142)	188	(22)	6	125	31
Balance as of December 31, 2025	(29,141)	(27,330)	(1,422)	(8,518)	(117)	(1,161)	(67,689)

Net balance as of December 31, 2024	35,009	37,452	16,645	11,389	4,970	1,990	107,455
Net balance as of December 31, 2025	33,015	38,534	16,141	11,405	4,726	2,283	106,104
1)

It mainly includes: i) Ecopetrol S.A. ongoing projects associated with the Caño Sur, Rubiales, Akacias, Castilla, and Chichimene fields and the Barrancabermeja Refinery; ii) Interconexión Eléctrica S.A. E.S.P. ongoing projects: UPME 04-2019 La Loma - Sogamoso 500 kV Transmission Line, connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, connection of the Windpeshi wind project to the Cuestecitas 200 kV substation, asset optimization plan, and the San Mateo and Betania substation renovation projects.

2)	The assets in this acquisition consist of the Windpeshi wind project in La Guajira ($65) and a portfolio of solar project companies in Colombia ($565).
3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.